LVIP JPMorgan Retirement Income Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.62%
Equity Funds–23.52%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	4,255	$406,267
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	55,563	5,778,552
✧JPMorgan Equity Index Fund	282,894	28,399,803
JPMorgan Realty Income ETF	26,015	1,246,899
✧JPMorgan Small Cap Equity Fund	20,692	1,101,631
✧JPMorgan Small Cap Growth Fund	44,885	1,051,662
✧JPMorgan Small Cap Value Fund	36,021	1,055,772
✧JPMorgan U.S. Equity Fund	333,541	9,465,894
		48,506,480
Fixed Income Funds–54.87%
✧JPMorgan Core Bond Fund	7,444,688	77,722,537
✧JPMorgan High Yield Fund	3,810,055	25,108,265
JPMorgan Inflation Managed Bond ETF	211,194	10,302,043
		113,132,845
Global Equity Fund–4.00%
JPMorgan Global Select Equity ETF	121,835	8,256,758
		8,256,758
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.56%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	80,147	$3,810,990
JPMorgan BetaBuilders International Equity ETF	65,059	4,562,588
✧JPMorgan Emerging Markets Equity Fund	37,917	1,531,081
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	110,420	2,294,529
✧JPMorgan International Equity Fund	238,658	5,491,517
JPMorgan International Research Enhanced Equity ETF	111,542	8,202,799
		25,893,504
Money Market Fund–4.67%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 4.28%)	9,615,545	9,619,391
		9,619,391
Total Investment Companies (Cost $172,652,340)		205,408,978

TOTAL INVESTMENTS–99.62% (Cost $172,652,340)	205,408,978
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	779,743
NET ASSETS APPLICABLE TO 14,936,440 SHARES OUTSTANDING–100.00%	$206,188,721

✧Class R-6 shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP JPMorgan Retirement Income Fund–1